Nature of business and organization (Details 1) (Hongli and its subsidiaries, USD $)	Jun. 30, 2013	Jun. 30, 2012
Hongli and its subsidiaries
Business Acquisition [Line Items]
Total current assets	$ 31,713,194	$ 58,535,803
Total assets	188,868,385	184,771,289
Total current liabilities	97,057,869	53,633,472
Total liabilities	$ 97,057,869	$ 90,065,472